UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JGE Capital Management, LLC

Address:   600 Montgomery Street, 36th Fl
           San Francisco, CA 94111


Form 13F File Number: 28-11971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas K. Edwards
Title:  Chief Financial Officer
Phone:  415-675-3200

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas K. Edwards             San Francisco, CA                  11/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      132,772
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-11242              East Peak Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARCHIPELAGO LEARNING                COM            03956P102    5,376   640,000 SH       SOLE       1          640,000      0    0
CHINACAST EDUCATION CORP            COM            16946T109    2,952   800,000 SH       SOLE       1          800,000      0    0
CROWN CASTLE INT'L CORP             COM            228227104   22,369   550,000 SH       SOLE       1          550,000      0    0
FLEETCOR TECHNOLOGIES INC           COM            339041105    9,191   350,000 SH       SOLE       1          350,000      0    0
HEALTHSOUTH CORP                    COM            421924101   22,395 1,500,000 SH       SOLE       1        1,500,000      0    0
HEALTHSOUTH CORP                    COM            421924101    2,017   135,075 SH       SOLE       NONE       135,075      0    0
HERBALIFE LTD                       COM            G4412G101   13,400   250,000 SH       SOLE       1          250,000      0    0
LABORATORY CORP OF AMERICA HOLDINGS COM            50540R409    3,953    50,000 SH       SOLE       1           50,000      0    0
SBA COMMUNICATIONS CORP             COM            78388J106   20,688   600,000 SH       SOLE       1          600,000      0    0
SAFEWAY INC                         COM            786514208    6,652   400,000 SH       SOLE       1          400,000      0    0
SENSATA TECHNOLOGIES HOLDINGS BV    SHS            N7902X106   15,876   600,000 SH       SOLE       1          600,000      0    0
SPDR GOLD TRUST                     GOLD SHS       78463V107    7,903    50,000 SH       SOLE       NONE        50,000      0    0


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